ACCOUNTS PAYABLE, NON-CURRENT	12 Months Ended
Dec. 31, 2025
Disclosure Of Trade And Other Payables Non Current Explanatory [Abstract]
ACCOUNTS PAYABLE, NON-CURRENT	ACCOUNTS PAYABLE, NON-CURRENT

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$

Aircraft and engine maintenance	408,700	433,447
Fleet (JOL)	40,000	40,000
Provision for vacations and bonuses	22,016	18,129
Other sundry liabilities	492	186
Total accounts payable, non-current	471,208	491,762